INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

US$ MILLIONS	2017	2016
Cost	$10,470	$4,732
Accumulated amortization	(576)	(267)
Net intangible assets	$9,894	$4,465
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	Dec. 31, 2017	Dec. 31, 2016
Brazilian regulated gas transmission operation	$5,134	$—
Australian regulated terminal	1,957	1,817
Peruvian toll roads	1,144	1,049
Chilean toll roads	1,100	1,054
U.K. port operation	289	265
Indian toll roads	130	136
Other	140	144
Total	$9,894	$4,465

The intangible assets at Brookfield Infrastructure’s Brazilian regulated gas transmission operation, Australian regulated terminal operation, and Chilean, Peruvian and Indian toll roads relate to service concession arrangements.
The terms and conditions of concession arrangements at the Brazilian regulated gas transmission operation are regulated by the Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”). Each gas transportation agreement (“GTA”) took into account a return on regulatory asset base (“RAB”) , and the tariffs were calculated on an inflation adjusted regulatory weighted average cost of capital (“WACC”) fixed for the GTA life. Upon expiry of the authorizations, the assets shall be returned to the government and subject to concession upon public bidding. These assets operate as authorizations that expire between 2039 and 2041.
The terms and conditions of access to the Australian regulated terminal’s services, including tariffs that can be charged to the users, are regulated by the Queensland Competition Authority. Brookfield Infrastructure’s Australian regulated terminal operation has Standard Access Agreements with the users of the terminal which entails 100% take-or-pay contracts at a designated tariff rate based on the asset value. The concession arrangement has an expiration date of 2051 with an option to extend the arrangement for an additional 49 years.
The terms and conditions of the Chilean toll roads concession, including tariffs that can be charged to the users and the duties to be performed by the operator, are regulated by the Ministerio de Obras Publicas (“MOP”). The service concession provides the operator the right to charge a tariff to vehicles which use the road over the term of the concession in exchange for operating the road, including preserving the road based on a defined maintenance and construction schedule. Tariffs are adjusted annually for the Chilean Consumer Price Index plus 3.5%, in addition to congestion charges which may be levied should specified traffic levels be reached. The concession arrangement has an expiration date of 2033 at which point the underlying concessions assets will be returned to the MOP.
The terms and conditions of the Peruvian toll roads concession, including tariffs that can be charged to the users and the duties to be performed by the operator, are regulated by the Municipalidad Metropolitana de Lima (“MML”) and its municipal arm, Fondo Metropolitano de Inversiones. The service concession provides the operator the right to charge a tariff to vehicles which use the road network over the life of the concession in exchange for the design, construction, improvement, maintenance and operation of the road network. Until December 2018, tariffs are increased by fixed amounts and on specified dates, and thereafter, are adjusted annually for the Lima Metropolitana Consumer Price Index. For the year ended December 31, 2017, revenue and profit related to construction contracts were $31 million (2016: $66 million, 2015: $nil) and $nil (2016: $nil, 2015: $nil), respectively. Due to construction services relating to the concession arrangement $35 million (2016: $20 million, 2015: $nil) of borrowing costs were capitalized as an intangible asset, based on the stage of project completion. The concession arrangement has an expiration date of 2043 at which point the underlying concession assets will be returned to the MML.
The intangible asset at Brookfield Infrastructure’s U.K. port operation relates to a conservancy right. As a right in perpetuity issued by the Statutory Harbour Authority in the U.K., the conservancy right is classified as having an indefinite life, and is subject to an annual impairment review.
The terms and conditions of Mumbai Nasik Indian toll road concession, including tariffs that can be charged to the users and the duties to be performed by the operator, are regulated by National Highways Authority of India (“NHAI”). The Service Concession Agreement provides the operator the right to charge a tariff to vehicles which use the road over the term of the concession in exchange for operating the road, including preserving the road based on a defined maintenance schedule. Tariffs are revised annually for the Indian Wholesale Price Index. The Concession Arrangement has an expiration date of 2027 at which point the underlying concessions assets will be returned to NHAI.
The carrying value as at December 31, 2017, of Brookfield Infrastructure’s indefinite lived intangibles is $297 million (2016: $274 million).
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2017	2016
Cost at beginning of the year	$4,732	$3,485
Additions, net of disposals	79	116
Acquisitions through business combinations(1)	5,515	1,189
Non-cash additions	18	—
Foreign currency translation	126	(58)
Cost at end of year	$10,470	$4,732

(1)	See Note 5, Acquisition of Business for additional information.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2017	2016
Accumulated amortization at beginning of year	$(267)	$(189)
Amortization	(289)	(93)
Foreign currency translation	(20)	15
Accumulated amortization at end of year	$(576)	$(267)